Income Tax (Expense) Benefit (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Components Of Income Tax Expense Benefit [Line Items]
Current	$ 1,226	7,638	(28,358)	(330,038)
Deferred	(3,675)	(22,893)	173,303	32,055
Income tax (expense) benefit	$ (2,449)	(15,255)	144,945	(297,983)